PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 7,267,014
Balance at the end of the year	7,638,608	$ 7,267,014
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(1,376,886)	(599,780)
Depreciation	794,144	777,106
Disposals	23,184
Balance at the end of the year	(2,147,846)	(1,376,886)
Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	7,267,014
Balance at the end of the year	7,638,608	7,267,014
Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	8,643,900	3,514,239
Additions	1,180,750	5,129,661
Disposals	(38,196)
Balance at the end of the year	9,786,454	8,643,900
Property and Buildings | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(141,526)	(53,654)
Depreciation	271,505	87,872
Balance at the end of the year	(413,031)	(141,526)
Property and Buildings | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	6,051,386
Balance at the end of the year	5,952,225	6,051,386
Property and Buildings | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	6,192,912	2,127,485
Additions	172,344	4,065,427
Balance at the end of the year	6,365,256	6,192,912
Computer Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(43,789)	(17,107)
Depreciation	42,327	26,682
Disposals	567
Balance at the end of the year	(85,549)	(43,789)
Computer Equipment | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	49,709
Balance at the end of the year	50,943	49,709
Computer Equipment | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	93,498	32,392
Additions	46,395	61,106
Disposals	(3,401)
Balance at the end of the year	136,492	93,498
Geological Equipment and Other Facilities | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(787,598)	(333,474)
Depreciation	228,621	454,124
Balance at the end of the year	(1,016,219)	(787,598)
Geological Equipment and Other Facilities | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	759,856
Balance at the end of the year	1,294,811	759,856
Geological Equipment and Other Facilities | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	1,547,454	823,122
Additions	763,576	724,332
Balance at the end of the year	2,311,030	1,547,454
Vehicles | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(403,561)	(195,545)
Depreciation	244,312	208,016
Disposals	22,617
Balance at the end of the year	(625,256)	(403,561)
Vehicles | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	376,327
Balance at the end of the year	310,067	376,327
Vehicles | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	779,888	531,240
Additions	190,230	248,648
Disposals	(34,795)
Balance at the end of the year	935,323	779,888
Office Furniture and Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(412)
Depreciation	7,379	412
Balance at the end of the year	(7,791)	(412)
Office Furniture and Equipment | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	29,736
Balance at the end of the year	30,562	29,736
Office Furniture and Equipment | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	30,148
Additions	8,205	30,148
Balance at the end of the year	$ 38,353	$ 30,148